Amplify Blockchain Technology ETF
Consolidated Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 91.7%	Shares	Value
Banks - 6.0%
Customers Bancorp, Inc. (a)	295,784	$ 23,396,514
DBS Group Holdings Ltd.	319,083	16,129,877
NU Holdings Ltd. - Class A (a)	2,308,505	30,841,627
		70,368,018

Commercial & Professional Services - 1.0%
Broadridge Financial Solutions, Inc.	82,999	11,366,713

Consumer Discretionary Distribution & Retail - 5.1%
Bed Bath & Beyond, Inc. (a)(b)	7,214,414	41,771,457
MercadoLibre, Inc. (a)	10,600	17,992,334
		59,763,791

Consumer Services - 2.0%
Metaplanet, Inc. (a)	10,834,145	13,326,542
Sharplink Inc. (a)(b)	1,967,298	9,443,030
		22,769,572

Financial Services - 31.9% (c)
Bakkt, Inc. (a)(b)	945,000	7,380,450
Bitgo Holdings, Inc. - Class A (a)(b)	1,993,619	10,326,946
Blackrock, Inc.	25,130	24,164,003
Block, Inc. (a)	360,180	27,373,680
CME Group, Inc.	60,103	13,272,546
Coinbase Global, Inc. - Class A (a)	181,797	26,576,903
Etoro Group Ltd. - Class A (a)	621,396	24,526,500
Figure Technology Solutions, Inc. - Class A (a)(b)	1,507,579	46,297,751
Galaxy Digital, Inc. - Class A (a)(b)	1,685,542	46,082,718
Mastercard, Inc. - Class A	16,117	8,277,691
Orion Digital Corp. (a)	560,211	476,179
PayPal Holdings, Inc.	419,537	18,115,608
Robinhood Markets, Inc. - Class A (a)	438,746	43,997,449
SBI Holdings, Inc.	1,604,574	26,043,057
Visa, Inc. - Class A	23,606	8,098,983
Webull Corp. (a)	2,741,993	17,877,794
WisdomTree, Inc. (b)	1,318,384	22,333,425
		371,221,683

Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
Hyperliquid Strategies, Inc. (a)	671,514	5,284,815

Semiconductors & Semiconductor Equipment - 10.1%
Advanced Micro Devices, Inc. (a)(b)	70,638	41,034,321
Broadcom, Inc.	60,654	22,912,048
NVIDIA Corp.	98,077	19,624,227
QUALCOMM, Inc.	53,230	9,836,372
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	50,060	23,907,154
		117,314,122

Software & Services - 30.4% (c)
Applied Digital Corp. (a)(b)	1,057,808	39,456,238

BIGG Digital Assets, Inc. (a)	4,945,430		244,090
Cipher Digital, Inc. (a)(b)	1,890,323		46,312,914
Circle Internet Group, Inc. (a)(b)	205,845		12,892,072
Cleanspark, Inc. (a)(b)	534,719		7,780,161
Core Scientific, Inc. (a)(b)	1,600,317		40,952,112
Exodus Movement, Inc. - Class A (a)(b)	332,789		1,720,519
Hive Digital Technologies Ltd. (a)(b)	2,426,458		8,832,307
Hut 8 Corp. (a)	391,910		45,244,050
International Business Machines Corp. (b)	121,367		34,129,614
IREN Ltd. (a)(b)	219,527		10,038,970
Opera Ltd. - ADR	2,039,019		40,433,747
Riot Platforms, Inc. (a)(b)	372,496		10,198,940
Strategy, Inc. - Class A (a)(b)	115,743		10,061,539
Terawulf, Inc. (a)(b)	1,841,588		45,487,224
			353,784,497

Technology Hardware & Equipment - 4.2%
Dell Technologies, Inc. - Class C	88,743		38,289,055
GPGI, Inc. - Class A (b)	674,636		10,692,981
			48,982,036

Telecommunication Services - 0.6%
Space Exploration Technologies Corp. - Class A (a)(b)	40,105		6,852,340
TOTAL COMMON STOCKS (Cost $953,336,438)			1,067,707,587

EXCHANGE TRADED FUNDS - 5.0%	Shares		Value
ARK 21Shares Bitcoin ETF (a)	853,229		16,603,836
Grayscale Bitcoin Mini Trust ETF (a)	637,539		16,544,137
Grayscale Ethereum Staking Mini ETF (a)	513,097		7,711,848
VanEck Bitcoin ETF (a)	1,057,342		17,562,451
TOTAL EXCHANGE TRADED FUNDS (Cost $69,556,524)			58,422,272

WARRANTS - 0.0% (d)	Contracts		Value
Consumer Discretionary Distribution & Retail - 0.0% (d)
Bed Bath & Beyond, Inc., Expires 10/07/2026, Exercise Price $15.50 (a)	479,274		201,295
TOTAL WARRANTS (Cost $0)			201,295

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 18.6%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (e)	216,963,154		216,963,154
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $216,963,154)			216,963,154

MONEY MARKET FUNDS - 3.4%	Shares		Value
Invesco Government & Agency Portfolio - Institutional Class, 3.57% (e)	38,947,786		38,947,786
TOTAL MONEY MARKET FUNDS (Cost $38,947,786)			38,947,786

TOTAL INVESTMENTS - 118.7% (Cost $1,278,803,902)			1,382,242,094
Liabilities in Excess of Other Assets - (18.7)%		(0.18691)	(217,669,612)
TOTAL NET ASSETS - 100.0%			$ 1,164,572,482

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $207,643,208.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Amplify Blockchain Technology ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,067,707,587	$ –	$ –	$ 1,067,707,587
Exchange Traded Funds	58,422,272	–	–	58,422,272
Warrants	201,295	–	–	201,295
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	216,963,154
Money Market Funds	38,947,786	–	–	38,947,786
Total Investments	$ 1,165,278,940	$ –	$ –	$ 1,382,242,094

Refer to the Consolidated Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Consolidated Schedule of Investments.